Schedule of investments
Macquarie Institutional Portfolios  —  Macquarie Large Cap Value Portfolio
July 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.78%
Communication Services — 8.67%
Comcast Class A	27,016	$ 1,589,351
Verizon Communications	24,600	1,372,188
Walt Disney †	8,436	1,484,905
		4,446,444
Consumer Discretionary — 8.84%
Dollar General	7,030	1,635,459
Dollar Tree †	13,200	1,317,228
Lowe's	8,200	1,580,058
		4,532,745
Consumer Staples — 5.47%
Archer-Daniels-Midland	24,800	1,481,056
Conagra Brands	39,496	1,322,721
		2,803,777
Energy — 2.91%
ConocoPhillips	26,578	1,489,963
		1,489,963
Financials — 15.14%
American International Group	31,800	1,505,730
Discover Financial Services	14,000	1,740,480
MetLife	26,164	1,509,663
Truist Financial	27,600	1,502,268
US Bancorp	27,000	1,499,580
		7,757,721
Healthcare — 18.02%
Cardinal Health	25,500	1,514,190
Cigna	6,653	1,526,797
CVS Health	20,100	1,655,436
Johnson & Johnson	9,300	1,601,460
Merck & Co.	19,900	1,529,713
Viatris	100,000	1,407,000
		9,234,596
Industrials — 12.33%
Caterpillar	1,336	276,218
Dover	7,302	1,220,310
Honeywell International	6,284	1,469,137
Northrop Grumman	4,400	1,597,288
Raytheon Technologies	20,177	1,754,390
		6,317,343
Information Technology — 18.50%
Broadcom	3,100	1,504,740
Cisco Systems	29,700	1,644,489
Cognizant Technology Solutions Class A	19,325	1,420,967
Fidelity National Information Services	10,056	1,498,847
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Motorola Solutions	7,500	$ 1,679,400
Oracle	19,900	1,734,086
		9,482,529
Materials — 2.89%
DuPont de Nemours	19,709	1,479,160
		1,479,160
Real Estate — 3.42%
Equity Residential	20,850	1,754,111
		1,754,111
Utilities — 2.59%
Edison International	24,400	1,329,800
		1,329,800
Total Common Stock (cost $39,873,557)		50,628,189

Short-Term Investments — 1.21%
Money Market Mutual Funds — 1.21%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	155,249	155,249
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	155,249	155,249
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	155,249	155,249
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	155,250	155,250
Total Short-Term Investments (cost $620,997)		620,997

Total Value of Securities—99.99% (cost $40,494,554)		51,249,186
Receivables and Other Assets Net of Liabilities—0.01%		3,523
Net Assets Applicable to 2,635,209 Shares Outstanding—100.00%		$51,252,709
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-DPT-029 [7/21] 9/21 (1845751)    1